Discontinued Operations (Details 2) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Discontinued Operations And Disposal Group [Line Items]
Net cash provided by (used in) discontinued operations	₪ 189,069	₪ 159,081	₪ (21,833)
Operating activities [Member]
Discontinued Operations And Disposal Group [Line Items]
Net cash provided by (used in) discontinued operations	49,142	26,443	(5,921)
Other investment activities [Member]
Discontinued Operations And Disposal Group [Line Items]
Net cash provided by (used in) discontinued operations	297,875	14,082	216,957
Other financing activities [Member]
Discontinued Operations And Disposal Group [Line Items]
Net cash provided by (used in) discontinued operations	₪ (157,948)	₪ 118,556	₪ (189,203)